Leases (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of balance sheet information about leases for lessee
The consolidated statement of financial position shows the following amounts relating to leases:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Right-of-use assets
Property and building	￦	1,020,619	￦	1,073,207
Machinery and track facilities		140,296		42,127
Others		107,414		101,845

Total	￦	1,268,329	￦	1,217,179

Investment property (buildings)		50,010		19,456

(In millions of Korean won)	December 31, 2019		December 31, 2020
Lease liabilities 1
Current	￦	392,433	￦	345,224
Non-Current		818,919		798,416

Total	￦	1,211,352	￦	1,143,640

1	Included in the line items ‘Other current liabilities and other non-current liabilities’ in the consolidated statement of financial position (Notes 9 and 41).

Summary of statement of profit or loss information about leases for lessee
The consolidated statements of profit or loss show the following amounts relating to leases:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Depreciation of Right-of-use assets
Property and building	￦	300,773	￦	290,168
Machinery and track facilities		89,452		58,419
Others		52,402		55,588

Total	￦	442,627	￦	404,175

Depreciation of Investment Properties	￦	21,809	￦	19,113
Interest expense relating to lease liabilities		55,001		44,091
Expense relating to short-term leases		14,718		10,998
Expense relating to leases of low-value assets that are not short-term leases		26,575		25,894
Expense relating to variable lease payments not included in lease liabilities		5,993		8,096